Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Tangible assets	$ 520,811	$ 543,868
Assets under construction	20,886	4,504
Intangible assets	155,834	158,607
Right-of-use assets	7,275	8,054
Net investment in the lease	190	375
Deferred tax assets	691	785
Intercompany receivable loan from parent (related party), net	69,833	68,966
Other assets	5,082	10,391
Total non-current assets	780,602	795,550
Current Assets
Inventories	9,901	6,829
Trade receivables	34,190	30,703
Contract assets	906	67
Prepayments and other assets	6,700	5,518
Cash and cash equivalents	74,870	45,605
Financial assets at amortized cost (related party)	5,244	3,349
Net Investment in the lease	110	96
Total current assets	131,921	92,167
Total Assets	912,523	887,717
Equity
Issued capital	20	20
Share premium	233,441	233,441
Retained earnings	60,331	82,543
Total equity	293,792	316,004
Non-current liabilities
Interest-bearing loans and borrowings	517,791	502,714
Lease liabilities	6,945	7,251
Provisions	451	416
Deferred tax liabilities	8,583	8,275
Income tax payable	61	109
Other non-current liabilities	289	309
Total non-current liabilities	534,120	519,074
Current liabilities
Trade and other payables	58,889	36,362
Contract liabilities	2,011	2,762
Interest-bearing loans and borrowings	22,800	12,215
Lease liabilities	911	1,300
Total current liabilities	84,611	52,639
Total liabilities	618,731	571,713
Total equity and liabilities	$ 912,523	$ 887,717